Schedule of Investments (unaudited) August 31, 2020	BlackRock Energy Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 3.9%
Baker Hughes Co.	113,318	$1,618,181
Poseidon Concepts Corp.(a)	35,081	4
Schlumberger NV	172,338	3,276,145

		4,894,330

Oil, Gas & Consumable Fuels — 92.0%
Aker BP ASA	64,930	1,291,588
BP PLC	2,553,129	8,907,341
Cairn Energy PLC(a)	609,152	1,148,145
Canadian Natural Resources Ltd.	56,675	1,117,554
Chevron Corp.	194,398	16,315,824
CNOOC Ltd.	1,673,000	1,895,854
Concho Resources, Inc.	35,782	1,859,948
ConocoPhillips	137,626	5,214,649
Enbridge, Inc.	83,216	2,662,325
EOG Resources, Inc.	69,551	3,153,442
Exxon Mobil Corp.	50,071	1,999,836
Galp Energia SGPS SA	221,375	2,377,152
Gazprom PJSC, ADR	126,866	618,029
Hess Corp.	73,302	3,374,824
Kinder Morgan, Inc.	365,745	5,054,596
Kosmos Energy Ltd.	839,554	1,234,144
Longview Energy Co. (Acquired 08/13/04, cost $1,281,000)(a)(b)(c)	85,400	125,538
LUKOIL PJSC, ADR	15,216	1,038,828
Lundin Energy AB	108,606	2,658,200
Marathon Petroleum Corp.	88,543	3,139,735
Oil Search Ltd.	518,722	1,250,577
Petroleo Brasileiro SA, ADR	151,568	1,238,311
Pioneer Natural Resources Co.	37,856	3,934,374
Royal Dutch Shell PLC, A Shares	750,574	11,048,233

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	395,366	$1,652,266
Suncor Energy, Inc.	283,902	4,555,579
TC Energy Corp.	118,549	5,543,223
TOTAL SE	299,807	11,893,923
Valero Energy Corp.	56,542	2,973,544
Williams Cos., Inc.	235,524	4,889,478

		114,167,060

Total Long-Term Investments — 95.9% (Cost: $141,647,351)		119,061,390

Short-Term Securities(d)(e)

Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	6,061,428	6,061,428

Total Short-Term Securities — 4.9% (Cost: $6,061,428)		6,061,428

Total Investments — 100.8% (Cost: $147,708,779)		125,122,818

Liabilities in Excess of Other Assets — (0.8)%		(1,042,952)

Net Assets — 100.0%		$124,079,866

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $125,538, representing 0.1% of its net assets as of period end, and an original cost of $1,281,000.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,933,763	$1,127,665	(a)	$—	$—	$—	$6,061,428	6,061,428	$902	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Energy Opportunities Fund

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$4,894,326	$4	$—	$4,894,330
Oil, Gas & Consumable Fuels	69,409,531	44,631,991	125,538	114,167,060
Short-Term Securities
Money Market Funds	6,061,428	—	—	6,061,428

	$80,365,285	$44,631,995	$125,538	$125,122,818

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